UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-3947

                      (Investment Company Act File Number)


              Federated U.S. Government Securities Fund: 1-3 Years
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  02/28/07


               Date of Reporting Period:  Quarter ended 11/30/06







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
PORTFOLIO OF INVESTMENTS
November 30, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                   U.S. TREASURY NOTES--64.4%
  $ 27,443,000     4.625%, 3/31/2008                                                                                 $    27,393,847
    27,443,000   1 4.875%, 4/30/2008                                                                                      27,495,449
    18,818,000   1 2.625%, 5/15/2008                                                                                      18,277,730
    17,250,000   1 3.750%, 5/15/2008                                                                                      17,023,701
    13,329,000   1 4.875%, 5/31/2008                                                                                      13,364,166
    27,700,000   1 4.875%, 10/31/2008                                                                                     27,819,237
    12,000,000     4.625%, 11/30/2008                                                                                     12,000,937
    36,068,000   1 4.500%, 2/15/2009                                                                                      36,007,709
    11,000,000   1 4.500%, 9/30/2011                                                                                      11,020,188
    15,235,805     U.S. Treasury Inflation Protected Note, 2.375%, 4/15/2011                                              15,318,091
                      TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $205,127,750)                                           205,721,055
                   GOVERNMENT AGENCIES--29.9%
                   FEDERAL HOME LOAN BANK SYSTEM--19.6%
    10,750,000     5.250%, 2/13/2008                                                                                      10,771,916
    15,000,000     3.875%, 8/22/2008                                                                                      14,758,679
    19,600,000     5.250%, 6/12/2009                                                                                      19,800,851
    16,545,000     5.375%, 8/19/2011                                                                                      16,987,385
                      TOTAL                                                                                               62,318,831
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--5.4%
     9,500,000     5.500%, 6/12/2008                                                                                       9,500,000
     7,841,000     5.000%, 7/23/2008                                                                                       7,830,667
                      TOTAL                                                                                               17,330,667
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--4.9%
    15,682,000     5.000%, 1/23/2009                                                                                      15,665,165
                      TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $94,690,115)                                             95,314,663
                   REPURCHASE AGREEMENTS-54.6%
    21,785,000     Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 11/30/2006, under which             21,785,000
                   Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $2,000,295,556 on 12/1/2006.  The market value of the underlying securities at the end of the period was $2,060,008,358.
    76,000,000     Interest in $2,750,000,000 joint repurchase agreement 5.32%, dated 11/30/2006 under which              76,000,000
                   Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 10/18/2016 for $2,750,406,389 on 12/1/2006. The market value of the underlying securities at the end of the period was $2,805,000,660 (purchased with proceeds from securities lending collateral).
    76,664,000     Interest in $2,450,000,000 joint repurchase agreement 5.32%, dated 11/30/2006 under which UBS          76,664,000
                   Securities LLC will repurchase a U.S. Government Agency securities and a U.S. Treasury security with various maturities to 11/1/2036 for $2,450,362,056 on 12/1/2006. The market value of the underlying securities at the end of the period was $2,509,908,960 (purchased with proceeds from securities lending collateral).
                      TOTAL REPURCHASE AGREEMENTS (AT COST)                                                              174,449,000
                      TOTAL INVESTMENTS-148.9%                                                                           475,484,718
                      (IDENTIFIED COST $474,266,865)2
                      OTHER ASSETS AND LIABILITIES-NET-(48.9)%                                                         (156,252,668)
                      TOTAL NET ASSETS-100%                                                                          $   319,232,050


1    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers.

     As of November 30, 2006, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED      MARKET VALUE OF COLLATERAL
     $148,422,330                                         $152,664,000

2 At November 30, 2006, the cost of investments for federal tax purposes was $474,266,865. The net unrealized appreciation of investments for federal tax purposes was $1,217,853. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,217,853.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2006.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealer or other financial institutions that trade the securities.



INSERT PORTFOLIO

ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

BY          /S/ RICHARD A. NOVAK
                             (INSERT NAME AND TITLE)

            Richard A. Novak, Principal Financial Officer
DATE        January 23, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE

            J. Christopher Donahue, Principal Executive Officer
DATE        January 23, 2007


BY          /S/ RICHARD A. NOVAK

            Richard A. Novak, Principal Financial Officer
DATE        January 23, 2007